Drilling units	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Drilling units	Drilling units
Changes in drilling units for the periods presented in this report were as follows:

(In $ millions)	Cost	Accumulated depreciation	Net book value
January 1, 2019	6,890	(231)	6,659
Additions	158	—	158
Depreciation	—	(416)	(416)
December 31, 2019	7,048	(647)	6,401
Additions	147	—	147
Depreciation	—	(341)	(341)
Impairment	(4,087)	—	(4,087)
December 31, 2020 (1)(2)	3,108	(988)	2,120
(1) Book value of rigs in the Consolidated Balance Sheet under leasing arrangements with the Ship Finance SPV's as at December 31, 2020 was $484 million (December 31, 2019: $784 million).
(2) On November 25, 2019, March, 15 2020 and November 15, 2020 we leased the West Castor, West Telesto and West Tucana to Gulfdrill. Book value of rigs in the Consolidated Balance Sheet under leasing arrangements with our joint venture Gulfdrill as at December 31, 2020 was $151 million (December 31, 2019: $53 million).
We recognized an impairment expense of $4.1 billion which was classified within "Loss on impairment of long-lived assets" on our Consolidated Statement of Operations for the year ended December 31, 2020. Please refer to Note 12 - "Impairment loss on drilling units".